Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
In 2015, the Company acquired a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE and recognized goodwill and intangible assets relating to customer relationships at the time of acquisition.

On April 30, 2020, the Company completed the sale of the non-U.S. portion of its ship-to-ship support services business, as well as its LNG terminal management business. Following the sale, the Company's remaining ship-to-ship support operations were integrated into the Company's tanker business. As a result, effective April 30, 2020, the Company has one reportable segment. The Company’s goodwill and intangible assets for December 31, 2019 have been retroactively adjusted whereby the remaining ship-to-ship support operations amounts have been reallocated from the ship-to-ship transfer segment to the tanker segment. The proportionate share of goodwill of $5.6 million and intangible assets of $6.9 million attributable to the business that was sold was classified as held for sale on the Company's consolidated balance sheet as at December 31, 2019 (note 19).

Goodwill

The carrying amount of goodwill was $2.4 million as at December 31, 2020 and 2019. In 2020, 2019 and 2018, the Company conducted its annual goodwill impairment review and concluded that no impairment had occurred.

Intangible Assets

The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2020	December 31, 2019
	$	$
Customer relationships At cost, less accumulated amortization of $3.7 million (2019 - $3.2 million) (1)	1,989	2,545
	1,989	2,545
(1)The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization of intangible assets for the year ended December 31, 2020 was $1.0 million (2019 - $2.2 million, 2018 - $2.9 million). Amortization of intangible assets for the five years subsequent to 2020 is expected to be, $0.5 million (2021), $0.4 million (2022), $0.4 million (2023), $0.4 million (2024) and $0.3 million (2025).